Revenue - Schedule of Revenue Derived from Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Revenue	$ 2,300.1	$ 1,702.8	$ 1,543.0
Customer A
Disaggregation Of Revenue [Line Items]
Revenue	397.4	379.3	454.8
Customer B
Disaggregation Of Revenue [Line Items]
Revenue	603.7	379.1	254.3
Customer C
Disaggregation Of Revenue [Line Items]
Revenue	248.4	236.0	241.7
Customer D
Disaggregation Of Revenue [Line Items]
Revenue	403.1	189.2	65.8
Other
Disaggregation Of Revenue [Line Items]
Revenue	$ 647.5	$ 519.2	$ 526.4